Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,119,985.39
Previously Paid Amount	0.00
Total Fee Amount	7,335.87
Total Offset Amount	0.00
Net Fee	7,335.87
Narrative - Max Aggregate Offering Price	$ 53,119,985.39
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true